RELATED PARTY TRANSACTIONS	12 Months Ended
Mar. 31, 2026
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS [Text Block]

18. RELATED PARTY TRANSACTIONS

A summary of the Company's related balances included in accounts payable and accrued liabilities, and lease liabilities is as follows:

	March 31, 2026	March 31, 2025
	$	$
Lease liabilities due to a company controlled by the Chief Executive Officer ("CEO")	4,288,924	4,630,273
Due to the Chief Financial Officer ("CFO")	400	557
	4,289,324	4,630,830

Due to the CFO consists of reimbursable expenses incurred in the normal course of business.

A summary of the Company's transactions with related parties including key management personnel is as follows:

	Year ended March 31,
	2026	2025
	$	$
Consulting fees paid to a director	60,000	60,000
Amounts paid to CEO or companies controlled by CEO for leases	791,188	768,143
Amounts paid to CEO or companies controlled by CEO for remuneration	200,000	200,000
Salary paid to directors and officers	511,135	489,042
Share-based compensation	154,845	513,735
	1,717,168	2,030,920